Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total	$ 1,686,189	$ 1,568,774
Less current maturities	(180,036)	(18,713)
Long-term debt	1,506,153	1,550,061
6.6% Senior Notes, Due 2018
Debt Instrument [Line Items]
Total	299,483	299,113
7% Debentures, Due 2025
Debt Instrument [Line Items]
Total	124,090	124,002
6.25% Senior Notes, Due 2037
Debt Instrument [Line Items]
Total	227,975	227,917
4.25% Senior Notes, Due 2024
Debt Instrument [Line Items]
Total	395,252	394,690
Floating Rate Notes, Due 2017
Debt Instrument [Line Items]
Total	299,033	298,868
Term Loan Facility
Debt Instrument [Line Items]
Total		222,521
Revolving Facility Due, 2021
Debt Instrument [Line Items]
Total	160,000
Other Notes
Debt Instrument [Line Items]
Total	356	$ 1,663
Trade Receivable Facility
Debt Instrument [Line Items]
Total	$ 180,000